Employee Related Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Jan. 02, 2002 Pension Plans [Member] employee	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2009 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jan. 02, 2002 Postretirement Medical Benefits Plan [Member] employee	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 End Of Service Entitlement, Japan And Italy [Member]	Dec. 31, 2010 End Of Service Entitlement, Japan And Italy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number Of New Participants To Be Added To Plan									0				0
Defined Benefit Plan, Expected Return on Plan Assets, Percent														8.50%	8.50%
Defined Benefit Plan, Actual Return on Plan Assets, Percent														(1.30%)	14.00%
Pension Contributions	$ 1.5	$ 0.7
Other Postretirement Benefits Payments	1.2	1.2
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent				(19.1)	12.2	0	12.2			0	0
Defined Benefit Plan, Accumulated Benefit Obligation				190.7
Defined Benefit Plan, Fair Value of Plan Assets	171.6	187.9		171.6		176.0	192.2	177.4		0	0	0
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year						1.2				1.2
Defined Contribution Plan, Cost Recognized	9.4	6.1	5.6
Deferred Compensation Arrangement with Individual, Recorded Liability																$ 20.9	$ 23.4